INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES

13. INCOME TAXES

The income tax provision is based on earnings from continuing operations before income taxes:

Years ended December 31,	2012	2011	2010
U.S.	$46.6	$52.4	$27.3
Non-U.S.	84.8	61.9	46.3

Total	$131.4	$114.3	$73.6

The components of the income tax provision are as follows:

Years ended December 31,	2012	2011	2010
Current:
U.S. Federal	$32.4	$(4.6)	$1.4
Non-U.S.	32.8	23.6	12.6
Other, principally state	1.9	1.2	1.3

Total	$67.1	$20.2	$15.3

Years ended December 31,	2012	2011	2010
Deferred:
U.S. Federal	$(16.9)	$22.3	$12.2
Non-U.S.	(12.3)	(16.1)	(20.4)
Other, principally state	(0.6)	1.9	(0.5)

Total	$(29.8)	$8.1	$(8.7)

Total income tax provision	$37.3	$28.3	$6.6

A reconciliation of our effective tax rate to the U.S. federal income tax rate is as follows:

Years ended December 31,	2012	2011	2010
Federal income tax rate	35.0%	35.0%	35.0%
Research and development credit	0.0%	(1.3%)	(2.0%)
Income subject to other than the federal income tax rate	(8.8%)	(8.3%)	(14.5%)
Tax expense on unrepatriated earnings of international subsidiaries	5.7%	0.0%	0.0%
Change in tax rates	0.4%	(1.8%)	0.5%
State taxes, net of federal benefits	1.5%	1.4%	(0.3%)
Valuation allowance	0.1%	(1.2%)	(21.7%)
Tax law change	0.0%	0.0%	11.3%
Favorable resolution of prior year audits	(6.7%)	0.0%	(1.4%)
Other charges, net	1.2%	0.9%	2.1%

Effective tax rate	28.4%	24.7%	9.0%

U.S. and non-U.S. earnings of consolidated companies, before income taxes, include all earnings derived from operations in the respective U.S. and non-U.S. geographic areas; whereas provisions (benefits) for income taxes include all income taxes payable to (receivable from) U.S. Federal, non-U.S. and other governments as applicable, regardless of the sites in which the taxable income (loss) is generated.

Income taxes paid in 2012, 2011, and 2010 were $71.0, $53.0, and $36.4, respectively, and include non-U.S. taxes of $37.9, $25.3, and $18.8 in 2012, 2011, and 2010, respectively.

The temporary differences that give rise to a significant portion of deferred tax assets and liabilities are as follows:

December 31,	2012	2011
Deferred tax assets:
Allowance for bad debts	$0.5	$2.2
Self insurance accruals	17.9	19.4
Operating accruals	10.2	5.6
Environmental accruals	26.0	27.3
Pension and postretirement benefit liabilities	102.7	107.8
Employee benefit accruals	36.0	32.2
Tax credit carry forwards	44.9	25.6
Net operating losses	19.7	19.4
Inventory	3.1	1.6
Other	0.0	3.3

Gross deferred tax assets	$261.0	$244.4
Valuation allowance	(21.0)	(21.2)

Total net deferred tax assets	$240.0	$223.2

Deferred tax liabilities:
Plants, equipment and facilities	(97.8)	(110.7)
Insurance receivables	(7.5)	(8.1)
Intangibles	(150.4)	(94.2)
Other	(9.1)	(0.8)

Gross deferred tax liabilities	$(264.8)	$(213.8)

Net deferred tax assets/(liabilities)	$(24.8)	$9.4

Accounting rules require establishing a tax liability on the unrepatriated earnings of foreign subsidiaries if it is management`s intention to no longer permanently reinvest such earnings. As a result of the intended sale of Coatings Resins, management`s intentions changed with regard to a portion of the unrepatriated earnings of certain foreign subsidiaries. Therefore, included in income tax expense is $3.1 of tax expense incurred due to the repatriation of certain earnings during 2012 and an estimated $7.5 to be incurred on the future repatriation of other earnings, subsequent to the sale of Coating Resins. The estimated $7.5 is included in Other Deferred Tax Liabilities, above. With the exception of the unremitted earnings of those international subsidiaries that are related to the Coating Resins divestiture, no provision has been made for U.S. or additional non-U.S. taxes on the undistributed earnings of international subsidiaries totaling $552.6 since we intend to reinvest these earnings. It is not practicable to calculate the unrecognized deferred tax liability on such earnings. U.S. foreign tax credits would be available to substantially reduce any amount of additional U.S. tax that might be payable on these earnings in the event of a distribution.

We have U.S. foreign tax credit carryforwards of $36.5 available as of December 31, 2012 to offset future U.S. tax liabilities. Such U.S. foreign tax credits will expire at various dates starting in 2015. We have $12.8 of state tax credits of which $10.0 will be carried forward indefinitely with the balance to expire at various dates starting in 2013.

At December 31, 2012, we have state net operating losses totaling $212.4 which are available to offset future taxable income in the respective states. The total state carryforwards expire at various dates starting in 2013 through 2029. In addition, we have foreign net operating losses for continuing operations totaling $28.3, primarily related to our operations in Europe and India. These net operating losses are available to offset future taxable income in the respective foreign countries. Of the total foreign carryforwards, approximately $6.3 expires at various dates starting in 2013, while $22.0 can be utilized over an indefinite period.

Our long-term earnings trend makes it more likely than not that we will generate sufficient taxable income on a consolidated basis to realize our net deferred tax assets with the exception of certain state net operating losses and state tax credits, and various foreign deferred tax assets. Accordingly, we have recorded a valuation allowance of $21.0 and $21.2 as of December 31, 2012 and 2011, respectively. For 2012, the $0.2 valuation allowance activity primarily consisted of an increase to the valuation allowance for foreign net operating losses and other foreign deferred tax assets ($2.9), which included $1.0 related to the Umeco acquisition, and a decrease to the valuation allowance for state tax credits and other state deferred tax assets ($3.1). As of December 31, 2012, $18.1 of the valuation allowance is attributable to U.S. state tax attributes and $2.9 primarily relates to foreign net operating losses and other foreign deferred tax assets. For 2011, the $0.4 valuation allowance activity primarily consisted of a decrease to the valuation allowance for state tax credits and other state deferred tax assets. As of December 31, 2011, $21.2 of the valuation allowance is attributable to U.S. state tax attributes.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 established a U.S. Medicare prescription drug benefit and a tax-free federal subsidy to companies that sponsored retiree health care plans. Pursuant to The Patient Protection and Affordable Care Act, as signed into law on March 23, 2010, as amended by the Health Care and Education Reconciliation Act of 2010 on March 30, 2010, the U.S. tax deductible prescription drug costs will now be reduced by the aforementioned federal subsidy. The impact of this legislation will reduce the future tax deductions with respect to the Company’s prescription drug costs. Accordingly, we recorded an $8.3 charge to tax expense from continuing operations in the first quarter 2010 to reflect the reduction in the related deferred tax asset.

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (2010 Tax Relief Act), as signed into law on December 17, 2010 brought about significant tax changes including, but not limited to, the retroactive extension of tax incentives for businesses. These business tax incentives, retroactively reinstated and extended through 2011, include the research and development credit as well as the favorable look-through treatment of payments between related controlled foreign corporations.

The American Taxpayer Relief Act of 2012 (2012 Tax Relief Act), as signed into law on January 2, 2013 extended a host of expired and expiring tax incentives for businesses. These business tax incentives retroactively reinstated and extended through 2013, include, but are not limited to, the research and development credit as well as the favorable look-through treatment of payments between related controlled foreign corporations. Although this legislation reinstated these favorable tax laws retroactive to January 1st, 2012, accounting rules require that the tax impact of such changes be reflected in the period the law is enacted.

We are subject to income tax in many U.S. and international jurisdictions, and a certain degree of estimation is required in recording the assets and liabilities with respect to income taxes. All of our tax positions are subject to audit by the local taxing authorities in each tax jurisdiction. These tax audits can involve complex issues, interpretations and judgments and the resolution of matters may span multiple years, particularly if subject to negotiation or litigation.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon settlement with the tax authorities.

The amount of gross unrecognized tax benefits at December 31, 2012 is $19.7 (excluding interest), of which $16.5 would impact our effective tax rate, if recognized. As of December 31, 2011, the amount of gross unrecognized tax benefits for continuing operations is $26.3 (excluding interest), of which $13.3 would impact our effective tax rate, if recognized.

We recognize interest and penalties related to unrecognized tax benefits in income tax expense in the consolidated statements of income. We had recorded a liability for the payment of interest and penalties (gross), of approximately $5.6 as of January 1, 2012, decreasing by current year net activity of $3.6, thus resulting in a liability for the payment of interest and penalties of $2.0 as of December 31, 2012.

Set forth below is the tabular roll-forward of our 2012 and 2011 unrecognized tax benefits from uncertain tax positions:

	2012	2011
Balance as of beginning of the year	$26.3	$25.7
Increase due to Umeco Acquisition	11.1	0.0
Increase due to tax positions related to current periods	1.2	1.0
Increase due to tax positions related to prior periods	0.2	0.0
Decrease due to tax positions related to prior periods	(15.6)	(0.3)
Decrease due to lapse of Statute of Limitations	(2.3)	0.0
Settlements	(1.6)	0.0
Foreign exchange	0.4	(0.1)

Balance as of the end of the year	$19.7	$26.3

Audit outcomes and the timing of audit settlements are subject to significant uncertainty. Any settlements or statute of limitations expirations could likely result in a decrease in our uncertain tax positions. We are not aware of any uncertain tax position which is reasonably possible to change within the next twelve months of December 31, 2012.

The Internal Revenue Service (the IRS) has completed and closed its audits of our tax returns through 2008. In the third quarter of 2012, the federal income tax audit for the 2004 through 2008 calendar years became effectively settled. Such approval resulted in a tax refund of $1.3 for the years 2004 and 2005 which was recorded in the third quarter of 2012, and a tax liability of $4.5 for the years 2006 through 2008 which was paid in the fourth quarter of 2012. We also recorded a reduction in tax expense of approximately $8.5 during the third quarter of 2012 to reflect the final resolution of this audit. The IRS audit for the years 2009, 2010 and 2011 will likely commence by June 30, 2013. In addition, the IRS is currently auditing the 3/31/2010 and 3/31/2011 years for Umeco, which is still ongoing as of December 31, 2012. We believe adequate provisions for all outstanding issues have been made for all open years.

State income tax returns are generally subject to examination for a period of 3-5 years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states. Years still open to examination by tax authorities in major jurisdictions include: Arizona (2008 onward), California (2004 onward), Connecticut (2009 onward), Georgia (2009 onward), Louisiana (2007 onward), Maryland (2009 onward), Michigan (2008 onward), New Jersey (2006 onward), North Carolina (2009 onward), Ohio (2009 onward), South Carolina (2009 onward), Texas (2008 onward), and West Virginia (2011 onward). We have various state income tax returns in the process of examination.

International jurisdictions have statutes of limitations generally ranging from 3-5 years after filing of the respective return. Years still open to examination by tax authorities in major jurisdictions include: Austria (2009 onward), Belgium (2010 onward), Germany (2008 onward), Netherlands (2007 onward), Canada (2003 onward), UK (2006 onward), Italy (2008 onward), China (2003 onward), and Norway (2003 onward). We are currently under examination in several of these jurisdictions.